RISKS AND UNCERTAINTIES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Concentration Risk [Line Items]
Alowance for accounts receivable
Loss allowance for deposits, prepayments and other receivables	$ 1,275
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	12.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage			10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customers One [Member]
Concentration Risk [Line Items]
Concentration risk percentage			27.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customers Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage			14.00%
Cost of Revenues [Member] | Customer Concentration Risk [Member] | One Single Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%
Cost of Revenues [Member] | Customer Concentration Risk [Member] | Single Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage		23.00%	42.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Single Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage			10.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | No Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%